Nov. 13, 2024
WCM China Quality Growth Fund

WCM China Quality Growth Fund

Investor Class Shares – WCQGX

Institutional Class Shares – WCMCX

A series of Investment Managers Series Trust

Supplement dated November 13, 2024, to the

Prospectus dated April 30, 2024.

Effective December 13, 2024, the principal investment strategies of the WCM China Quality Growth Fund (the “Fund”) will be changed as set forth below.

The third paragraph of the Fund’s “Principal Investment Strategies” sections on pages 43 and 103 of the Prospectus is deleted and replaced with the following:

The Fund’s advisor uses a bottom-up approach that seeks to identify companies believed to be quality companies and have above-average potential for growth in assets and the rate of return on invested capital. The Fund’s advisor considers quality growth companies to: (i) have a history of predictable and consistent earnings growth; (ii) have regular, growing dividend payments; (iii) be industry leaders with sustainable competitive advantages; (iv) have corporate cultures emphasizing strong, quality and experienced management; (v) have little or no debt; (vi) have attractive relative valuations; and (vii) have potential for asset base growth. In selecting securities, the Fund’s advisor also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk. The Fund will generally hold the equity securities of approximately 15 to 40 issuers, and the Fund may invest in securities of any market capitalization. The Fund generally invests in companies in any sector, however, from time to time the Fund may invest a significant portion of its assets in the securities of companies in one or more sectors.

The following is added under the “Principal Risks of Investing – Summary Section” of the Fund beginning on page 44 of the Prospectus:

Focused Investing Risk. Because the Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers, and the value of its shares may be more volatile than a fund that invests in a larger number of issuers.

The table under the “Principal Risks of Investing of the Funds” heading beginning on page 122 of the Prospectus is updated to add “Focused Investing Risk” as a principal risk for the Fund.

Please file this Supplement with your records.

WCM China Quality Growth Fund | Focused Investing Risk

Focused Investing Risk. Because the Fund invests a greater proportion of its assets in the securities of a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers, and the value of its shares may be more volatile than a fund that invests in a larger number of issuers.